Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year (a)	Summary Compensation Table Total for Principal Executive Officers (PEOs) (b)	Summary Compensation Table Total for James Martin (1) (b)	Summary Compensation Table Total for Sam Lee (b) (1)	Compensation Actually Paid to PEOs (c) (2)	Compensation Actually Paid to James Martin (c) (2)	Compensation Actually Paid to Sam Lee (c) (2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to non-PEO Named Executive Officers (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f) (3) (4)	Net Income (Loss) (g) (4)
2024	1,361,718	680,859	680,859	1,220,918	610,459	610,459	-	-	$25.90	$(17,504,000)
2023	1,254,402	627,201	627,201	1,185,837	594,935	590,902	-	-	$22.18	$(17,984,000)
2022	1,243,176	621,588	621,588	924,766	462,435	462,331	-	-	$25.00	$(38,837,000)

Named Executive Officers, Footnote [Text Block]

(1)	James Martin and Sam Lee have served as Co-Chief Executive Officers (principal executive officers or “PEOs”) of the Company since May 2021. The Company did not have any named executive officers who were not PEOs for the fiscal year ended December 31, 2024.

PEO Total Compensation Amount	[1],[2]	$ 1,361,718	$ 1,254,402	$ 1,243,176
PEO Actually Paid Compensation Amount	[1],[3],[4]	$ 1,220,918	1,185,837	924,766
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Represents the “Summary Compensation Table Total” amounts reflected in the above table, with the following adjustments pursuant to Item 402(v)(2) of Regulation S-K: (i) the deduction of “Stock Awards” and “Option Awards” in the Summary Compensation Table for each fiscal year, and (ii) the following adjustments related to such categories:

(A)	as to all PEOs for 2022, (1) the addition of $71,853 representing the fair value as of December 31, 2022 of all awards granted during 2022 that were outstanding and unvested as of December 31, 2022; (2) the subtraction of $94,201 representing the change as of December 31, 2022 in fair value of awards granted in prior to 2022 that are outstanding and unvested as of December 31, 2022, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the subtraction of $96,254 representing the change as of the vesting date (from December 31, 2021) in fair value of awards granted prior to 2022 for which all applicable vesting conditions were satisfied at December 31, 2022; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2022, representing the fair value at December 31, 2021; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise included in the total compensation for 2022; and

(B)	as to all PEOs for 2023, (1) the addition of $75,886 representing the fair value as of December 31, 2023 of all awards granted during 2023 that were outstanding and unvested as of December 31, 2023; (2) the subtraction of $10,692 representing the change as of December 31, 2023 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2023, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $6,532 representing the change as of the vesting date (from December 31, 2022) in fair value of awards granted prior to 2023 for which all applicable vesting conditions were satisfied at December 31, 2023; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2023, representing the fair value at December 31, 2022; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise included in the total compensation for 2023.

(C)	as to all PEOs for 2024, (1) the addition of $80,800 representing the fair value as of December 31, 2024 of all awards granted during 2024 that were outstanding and unvested as of December 31, 2024; (2) the subtraction of $6,281 representing the change as of December 31, 2024 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2024, (3) the addition of $70,400 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $7,840 representing the change as of the vesting date (from December 31, 2023) in fair value of awards granted prior to 2024 for which all applicable vesting conditions were satisfied at December 31, 2024; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2024, representing the fair value at December 31, 2023; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2024.

(D)	as to Mr. Martin for 2022, (1) the addition of $35,926 representing the fair value as of December 31, 2022 of all awards granted during 2022 that were outstanding and unvested as of December 31, 2022; (2) the subtraction of $46,510 representing the change as of December 31, 2022 in fair value of awards granted in prior to 2022 that are outstanding and unvested as of December 31, 2022, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the subtraction of $48,666 representing the change as of the vesting date (from December 31, 2021) in fair value of awards granted prior to 2022 for which all applicable vesting conditions were satisfied at December 31, 2022; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2022, representing the fair value at December 31, 2021; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise included in the total compensation for 2022; and

(E)	as to Mr. Martin for 2023, (1) the addition of $39,960 representing the fair value as of December 31, 2023 of all awards granted during 2023 that were outstanding and unvested as of December 31, 2023; (2) the subtraction of $5,346 representing the change as of December 31, 2023 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2023, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $3,446 representing the change as of the vesting date (from December 31, 2022) in fair value of awards granted prior to 2023 for which all applicable vesting conditions were satisfied at December 31, 2023; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2023, representing the fair value at December 31, 2022; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise included in the total compensation for 2023.

(F)	as to Mr. Martin for 2024, (1) the addition of $40,400 representing the fair value as of December 31, 2024 of all awards granted during 2024 that were outstanding and unvested as of December 31, 2024; (2) the subtraction of $2,941 representing the change as of December 31, 2024 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2024, (3) the addition of $35,200 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $4,018 representing the change as of the vesting date (from December 31, 2023) in fair value of awards granted prior to 2024 for which all applicable vesting conditions were satisfied at December 31, 2024; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2024, representing the fair value at December 31, 2023; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2024.

(G)	as to Dr. Lee for 2022, (1) the addition of $35,926 representing the fair value as of December 31, 2022 of all awards granted during 2022 that were outstanding and unvested as of December 31, 2022; (2) the subtraction of $47,691 representing the change as of December 31, 2022 in fair value of awards granted in prior to 2022 that are outstanding and unvested as of December 31, 2022, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the subtraction of $47,589 representing the change as of the vesting date (from December 31, 2021) in fair value of awards granted prior to 2022 for which all applicable vesting conditions were satisfied at December 31, 2022; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2022, representing the fair value at December 31, 2021; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise included in the total compensation for 2022; and

(H)	as to Dr. Lee for 2023, (1) the addition of $35,926 representing the fair value as of December 31, 2023 of all awards granted during 2023 that were outstanding and unvested as of December 31, 2023; (2) the subtraction of $5,346 representing the change as of December 31, 2023 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2023, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $3,086 representing the change as of the vesting date (from December 31, 2022) in fair value of awards granted prior to 2023 for which all applicable vesting conditions were satisfied at December 31, 2023; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2023, representing the fair value at December 31, 2022; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise included in the total compensation for 2023.

(I)	as to Dr. Lee for 2024, (1) the addition of $40,400 representing the fair value as of December 31, 2024 of all awards granted during 2024 that were outstanding and unvested as of December 31, 2024; (2) the subtraction of $3,340 representing the change as of December 31, 2024 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2024, (3) the addition of $35,200 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $3,822 representing the change as of the vesting date (from December 31, 2023) in fair value of awards granted prior to 2024 for which all applicable vesting conditions were satisfied at December 31, 2024; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2024, representing the fair value at December 31, 2023; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2024.

Non-PEO NEO Average Total Compensation Amount	[1],[5]
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[6]
Equity Valuation Assumption Difference, Footnote [Text Block]

(3)	Reflects the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s common stock at December 31, 2021 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

Total Shareholder Return Amount	[1],[7],[8],[9]	$ 25.90	22.18	25.00
Net Income (Loss) Attributable to Parent	[1],[8],[10]	(17,504,000)	(17,984,000)	(38,837,000)
James Martin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2],[11]	680,859	627,201	621,588
PEO Actually Paid Compensation Amount	[1],[3],[4]	610,459	594,935	462,435
James Martin [Member] | The Fair Value Of All Awards Granted During Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		40,400	39,960	35,926
James Martin [Member] | The Change In Fair Value Of Awards Granted In Prior To Period That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,941	5,346	46,510
James Martin [Member] | The Fair Value As Of The Vesting Date Of Awards That Were Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		35,200	0	0
James Martin [Member] | The Change As Of The Vesting Date In Fair Value Of Awards Granted Prior To Year For Which All Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,018	3,446	48,666
James Martin [Member] | Awards That Failed To Meet The Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
James Martin [Member] | The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Sam Lee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2],[11]	680,859	627,201	621,588
PEO Actually Paid Compensation Amount	[1],[3],[4]	610,459	590,902	462,331
Sam Lee [Member] | The Fair Value Of All Awards Granted During Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		40,400	35,926	35,926
Sam Lee [Member] | The Change In Fair Value Of Awards Granted In Prior To Period That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,340	5,346	47,691
Sam Lee [Member] | The Fair Value As Of The Vesting Date Of Awards That Were Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		35,200	0	0
Sam Lee [Member] | The Change As Of The Vesting Date In Fair Value Of Awards Granted Prior To Year For Which All Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,822	3,086	47,589
Sam Lee [Member] | Awards That Failed To Meet The Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Sam Lee [Member] | The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | The Fair Value Of All Awards Granted During Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		80,800	75,886	71,853
PEO [Member] | The Change In Fair Value Of Awards Granted In Prior To Period That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,281	10,692	94,201
PEO [Member] | The Fair Value As Of The Vesting Date Of Awards That Were Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		70,400	0	0
PEO [Member] | The Change As Of The Vesting Date In Fair Value Of Awards Granted Prior To Year For Which All Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,840	6,532	96,254
PEO [Member] | Awards That Failed To Meet The Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | The Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	as to all PEOs for 2022, (1) the addition of $71,853 representing the fair value as of December 31, 2022 of all awards granted during 2022 that were outstanding and unvested as of December 31, 2022; (2) the subtraction of $94,201 representing the change as of December 31, 2022 in fair value of awards granted in prior to 2022 that are outstanding and unvested as of December 31, 2022, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the subtraction of $96,254 representing the change as of the vesting date (from December 31, 2021) in fair value of awards granted prior to 2022 for which all applicable vesting conditions were satisfied at December 31, 2022; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2022, representing the fair value at December 31, 2021; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise included in the total compensation for 2022; and
[2]	as to all PEOs for 2023, (1) the addition of $75,886 representing the fair value as of December 31, 2023 of all awards granted during 2023 that were outstanding and unvested as of December 31, 2023; (2) the subtraction of $10,692 representing the change as of December 31, 2023 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2023, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $6,532 representing the change as of the vesting date (from December 31, 2022) in fair value of awards granted prior to 2023 for which all applicable vesting conditions were satisfied at December 31, 2023; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2023, representing the fair value at December 31, 2022; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise included in the total compensation for 2023.
[3]	Represents the “Summary Compensation Table Total” amounts reflected in the above table, with the following adjustments pursuant to Item 402(v)(2) of Regulation S-K: (i) the deduction of “Stock Awards” and “Option Awards” in the Summary Compensation Table for each fiscal year, and (ii) the following adjustments related to such categories:
[4]	as to all PEOs for 2024, (1) the addition of $80,800 representing the fair value as of December 31, 2024 of all awards granted during 2024 that were outstanding and unvested as of December 31, 2024; (2) the subtraction of $6,281 representing the change as of December 31, 2024 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2024, (3) the addition of $70,400 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $7,840 representing the change as of the vesting date (from December 31, 2023) in fair value of awards granted prior to 2024 for which all applicable vesting conditions were satisfied at December 31, 2024; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2024, representing the fair value at December 31, 2023; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2024.
[5]	as to Mr. Martin for 2022, (1) the addition of $35,926 representing the fair value as of December 31, 2022 of all awards granted during 2022 that were outstanding and unvested as of December 31, 2022; (2) the subtraction of $46,510 representing the change as of December 31, 2022 in fair value of awards granted in prior to 2022 that are outstanding and unvested as of December 31, 2022, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the subtraction of $48,666 representing the change as of the vesting date (from December 31, 2021) in fair value of awards granted prior to 2022 for which all applicable vesting conditions were satisfied at December 31, 2022; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2022, representing the fair value at December 31, 2021; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise included in the total compensation for 2022; and
[6]	as to Mr. Martin for 2023, (1) the addition of $39,960 representing the fair value as of December 31, 2023 of all awards granted during 2023 that were outstanding and unvested as of December 31, 2023; (2) the subtraction of $5,346 representing the change as of December 31, 2023 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2023, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $3,446 representing the change as of the vesting date (from December 31, 2022) in fair value of awards granted prior to 2023 for which all applicable vesting conditions were satisfied at December 31, 2023; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2023, representing the fair value at December 31, 2022; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise included in the total compensation for 2023.
[7]	Reflects the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s common stock at December 31, 2021 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.
[8]	The Company has not compensated its PEOs based upon total shareholder return or its operating performance. As a drug discovery company that is developing product candidates and has not had revenue from product sales, our net losses including our net operating losses have not been a factor in determining compensation. Instead, we have focused on meeting our goals, which if achieved can lead to substantial returns for our shareholders. In order to meet these goals, we have to recruit and retain key executives with the skills in science and finance to provide the leadership our Company needs.
[9]	as to Mr. Martin for 2024, (1) the addition of $40,400 representing the fair value as of December 31, 2024 of all awards granted during 2024 that were outstanding and unvested as of December 31, 2024; (2) the subtraction of $2,941 representing the change as of December 31, 2024 in fair value of awards granted in prior to 2023 that are outstanding and unvested as of December 31, 2024, (3) the addition of $35,200 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the addition of $4,018 representing the change as of the vesting date (from December 31, 2023) in fair value of awards granted prior to 2024 for which all applicable vesting conditions were satisfied at December 31, 2024; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2024, representing the fair value at December 31, 2023; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise included in the total compensation for 2024.
[10]	as to Dr. Lee for 2022, (1) the addition of $35,926 representing the fair value as of December 31, 2022 of all awards granted during 2022 that were outstanding and unvested as of December 31, 2022; (2) the subtraction of $47,691 representing the change as of December 31, 2022 in fair value of awards granted in prior to 2022 that are outstanding and unvested as of December 31, 2022, (3) the addition of $0 representing the fair value as of the vesting date of awards that were granted and vested in the same year; (4) the subtraction of $47,589 representing the change as of the vesting date (from December 31, 2021) in fair value of awards granted prior to 2022 for which all applicable vesting conditions were satisfied at December 31, 2022; (5) the subtraction of $0 representing awards that failed to meet the applicable vesting conditions during 2022, representing the fair value at December 31, 2021; and (6) the addition of $0, representing the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise included in the total compensation for 2022; and
[11]	James Martin and Sam Lee have served as Co-Chief Executive Officers (principal executive officers or “PEOs”) of the Company since May 2021. The Company did not have any named executive officers who were not PEOs for the fiscal year ended December 31, 2024.